Transactions and Balances with Related Parties (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) persons	Dec. 31, 2017 USD ($) persons	Dec. 31, 2016 USD ($) persons
Transactions and Balances with Related Parties [abstract]
Salaries, management and consulting fees and other short-term benefits	$ 283	$ 373	$ 407
Pension, post retirement and other benefits	7	12	17
Share-based payments, net	22	39	127
Total compensation expense	$ 312	$ 424	$ 551
Number of persons | persons	9	9	10